Intangible Assets, Net - Schedule of Other Components of Intangible Assets (Detail) - MXN ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	$ 10,998,869
Amortization	47,452	$ 51,157
Balance at the end of the period	12,111,044		$ 10,998,869
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	4,697,862
Balance at the end of the period	4,938,044		4,697,862
Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	12,497,005	9,133,373	9,133,373
Additions	266,350		3,661,284
Effects of foreign exchange	29,681		(297,652)
Balance at the end of the period	12,793,036		12,497,005
Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	(7,799,143)	(7,618,666)	(7,618,666)
Amortization	(47,452)		(360,032)
Effects of foreign exchange	(8,397)		179,555
Balance at the end of the period	(7,854,992)		(7,799,143)
Licenses | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	3,643,383
Balance at the end of the period	$ 3,875,056		$ 3,643,383
Licenses | Other intangible assets | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful lives	1 year		1 year
Licenses | Other intangible assets | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful lives	3 years		3 years
Licenses | Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	$ 10,668,184	7,183,553	$ 7,183,553
Additions	256,748		3,559,658
Effects of foreign exchange	18,401		(75,027)
Balance at the end of the period	10,943,333		10,668,184
Licenses | Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	(7,024,801)	(6,779,294)	(6,779,294)
Amortization	(39,151)		(331,402)
Effects of foreign exchange	(4,325)		85,895
Balance at the end of the period	(7,068,277)		(7,024,801)
Exploration expenses, evaluation of assets and concessions | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	1,054,479
Balance at the end of the period	$ 1,062,988		$ 1,054,479
Useful lives	36 years		36 years
Exploration expenses, evaluation of assets and concessions | Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	$ 1,828,821	1,949,820	$ 1,949,820
Additions	9,602		101,626
Effects of foreign exchange	11,280		(222,625)
Balance at the end of the period	1,849,703		1,828,821
Exploration expenses, evaluation of assets and concessions | Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	(774,342)	$ (839,372)	(839,372)
Amortization	(8,301)		(28,630)
Effects of foreign exchange	(4,072)		93,660
Balance at the end of the period	$ (786,715)		$ (774,342)